Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital instruments phased out from 2013 to 2022 [Abstract]
Recognition cap	30.00%	40.00%
Cap decrease from 2010 to 2022 per year	10.00%
Buy-back of shares (in million shares) [Abstract]
Approval from the 2018 Annual General Meeting (AGM)		206.7
Thereof: can be purchased by using derivatives		103.3
Included: derivatives with a maturity exceeding 18 months		41.3
Buy-back of shares between 2018 and 2019 AGM		24.3
Number of shares held in Treasury from buybacks as of 2019 AGM	1.7
Approval from the 2019 Annual General Meeting (AGM)	206.7
Thereof: can be purchased by using derivatives	103.3
Included: derivatives with a maturity exceeding 18 months	41.3
Buy-back of shares from 2019 until December 31, 2019	8.3
Number of shares held in Treasury from buybacks as of December 31, 2019	0.7
Capital Instrumente [Abstract]
Authorized capital available to the Management Board in EUR million	€ 2,560
Authorized capital available to the Management Board in million shares	1,000
Conditional capital against cash in EUR mn.	€ 512
Conditional capital against cash in million shares	200
Additional conditional capital for equity compensation in EUR million	€ 51
Additional conditional capital for equity compensation in million shares	20
Authorized issuance of participatory notes and other Hybrid Debt Securities qualify as Additional Tier 1 capital with an equivalent value in EUR Million	€ 8,000
Hybrid Tier 1 capital instruments [Abstract]
Reduction at the beginning of each financial year (phase out)	10.00%
Reduction at the beginning of each financial year (phase out) in EUR million	€ 1,300
Eligible Additional Tier1 instruments in EUR billion	6,400
Thereof: newly issued AT1 Notes	4,600
Thereof: legacy Hybrid Tier 1 instruments recognizable during the transition period	1,800
Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	4,600
Notional amount of redeemed legacy Hybrid Tier 1 instrument (1) in U.S. Dollar million	1,400
Eligible equivalent amount of redeemed legacy Hybrid Tier 1 instrument (1) in EUR million	1,200
Tier 2 capital instruments [Abstract]
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4 in EUR million	6,000
Gross notional value of Tier 2 capital instruments in EUR million	7,400
Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	7,800
Thereof: legacy Hybrid Tier 1 capital instruments only recognizable as Additional Tier 1 capital during the transitional period in EUR million	1,800
Other regulatory adjustments under CRR/CRD 4	1,417
Including: capital deduction effective from April 2019 onwards, based on regular ECB review in EUR	400
Including: capital deduction effective from October 2019 onwards, based on regular ECB review in EUR	300
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EUR million	800
Reduction of "fully loaded" Tier2 capital from grandfathered instruments (transitional rule until end 2021)	2,100
Negative amounts resulting from calculation of expected loss amounts	300
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments	€ 15